Note 11 - Equity Compensation - Summary of Activity Related to Incentive Units (Details) - Sky Incentive Units [Member]	3 Months Ended
Mar. 31, 2022 $ / shares shares
Granted (in shares) | shares	0
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Forfeitures (in shares) | shares	0
Forfeitures, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Sky units outstanding (in shares) | shares	2,807,750
Sky units outstanding, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0.45
Vested Units outstanding (in shares) | shares	335,493
Vested Units outstanding, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0.45
Non-vested Units outstanding (in shares) | shares	2,472,257
Non-vested Units outstanding, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0.45
Prior to Recapitalization [Member]
Sky units outstanding (in shares) | shares	3,951
Sky units outstanding, weighted average grant date fair value (in dollars per share) | $ / shares	$ 318.44
After Recapitalization [Member]
Sky units outstanding (in shares) | shares	2,807,750
Sky units outstanding, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0.45